[redacted]

05043632

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OFFICIAL USE	
FILE NO.	84-1450
DOC. SEQ. NO.	
EFFECTIVE DATE	9-17-2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 084-01450 2. Full name of registrant: Warwick Valley Telephone Company

3. Name under which transfer agent activities are conducted, if different from above:

4. Address of registrants principal place of business: 47 Main Street (*No. and street*) Warwick (*City*) NY (*State*) 10990 (*Zip Code*)

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration.
Outsource to third party.

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. February 1, 2001

Does registrant have any intention of performing in the near future a transfer agent function for any such security? No

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state.
See attached page.

10. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions.
See attached page.

11. Furnish the address(es), if different from Item 10, where such books and records will be located.
See attached page.

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Dated the 11th *day of* July 2005,

Warwick Valley Telephone Company
(Name of transfer agent)

[signature]
(Manual signature of principal officer or duly authorized principal)

Zigmund C. Nowicki, Jr.
(Printed name of principal officer or duly authorized principal)

Secretary (845) 986-2262
(Title) *(Telephone number)*

Persons who potentially are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1669 (7-02)

VF NB 7/19/05

Transfer Agent File No: 084-01450
Name of Registrant: Warwick Valley Telephone Company

Answer to Item 9

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

Answer to Item 10

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

Answer to Item 11

American Stock Transfer & Trust Company
6201 15th Avenue
Brooklyn, NY 11219

Additional Information

Warwick Valley Telephone Company ceased conducting business as a transfer agent in February of 2001 when American Stock Transfer and Trust Company, who is registered in accordance with the Securities Exchange Act, took over this function. Warwick Valley Telephone Company was recently advised by The Northeast Regional Office that the SEC has no Form TA-W on record substantiating this, and is therefore submitting this filing.